Basis of preparation (Details)	6 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
COVID-19 pandemic
Number of played matches deferred from previous fiscal year | item	10
Number of Premier League home matches played | item	8	10
Number of Premier League away matches played | item	7	10
Cash resources			£ 80,620,000		£ 51,539,000	£ 100,856,000
Borrowings			536,140,000		525,615,000	492,140,000
Senior secured notes
COVID-19 pandemic
Notional amount | $	$ 425,000,000	$ 425,000,000		$ 425,000,000
Borrowings			308,388,000		340,417,000	318,738,000
Secured term loan facility
COVID-19 pandemic
Notional amount | $	$ 225,000,000	$ 225,000,000		$ 225,000,000
Borrowings			162,638,000		£ 179,593,000	£ 168,114,000
Revolving facilities
COVID-19 pandemic
Undrawn borrowing facilities			140,000,000
Borrowings			£ 60,000,000